Plant and equipment, net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Property Plant And Equipment [Abstract]
Office equipment	$ 39,602	$ 39,602
Less: Accumulated depreciation	(15,974)	(9,374)
Plant and equipment, net	$ 23,628	$ 30,228